Financial Instruments (Details 2)	9 Months Ended
Aug. 31, 2018 USD ($)
Undiscounted future cash flows	$ 8,180,277
Less Than 3 Months [Member]
Undiscounted future cash flows	8,180,277
Three To Six Months [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member]
Undiscounted future cash flows	0
Accounts Payable [Member]
Third parties	5,857,726
Accounts Payable [Member] | Less Than 3 Months [Member]
Third parties	5,857,726
Accounts Payable [Member] | Three To Six Months [Member]
Third parties	0
Accounts Payable [Member] | Six To Nine Months [Member]
Third parties	0
Accounts Payable [Member] | Nine Months To One Year [Member]
Third parties	0
Accounts Payable [Member] | Greater Than One Year [Member]
Third parties	0
Accrued Liabilities [Member]
Third parties	741,875
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Third parties	741,875
Accrued Liabilities [Member] | Three To Six Months [Member]
Third parties	0
Accrued Liabilities [Member] | Six To Nine Months [Member]
Third parties	0
Accrued Liabilities [Member] | Nine Months To One Year [Member]
Third parties	0
Accrued Liabilities [Member] | Greater Than One Year [Member]
Third parties	0
Employee Costs Payable [Member]
Related parties	216,926
Employee Costs Payable [Member] | Less Than 3 Months [Member]
Related parties	216,926
Employee Costs Payable [Member] | Three To Six Months [Member]
Related parties	0
Employee Costs Payable [Member] | Six To Nine Months [Member]
Related parties	0
Employee Costs Payable [Member] | Nine Months To One Year [Member]
Related parties	0
Employee Costs Payable [Member] | Greater Than One Year [Member]
Related parties	0
Unsecured Convertible Debentures [Member]
Related parties	1,363,750
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Related parties	1,363,750
Unsecured Convertible Debentures [Member] | Three To Six Months [Member]
Related parties	0
Unsecured Convertible Debentures [Member] | Six To Nine Months [Member]
Related parties	0
Unsecured Convertible Debentures [Member] | Nine Months To One Year [Member]
Related parties	0
Unsecured Convertible Debentures [Member] | Greater Than One Year [Member]
Related parties	$ 0